Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense:
U.S. federal	$ 1,730	$ 982	$ 958
U.S. state and local	288	189	156
Non-U.S.	514	445	434
Total current income tax expense	2,532	1,616	1,548
Deferred income tax expense (benefit):
U.S. federal	113	359	464
U.S. state and local	4	39	68
Non-U.S.	(120)	(45)	(23)
Total deferred income tax expense	(3)	353	509
Total income tax expense on continuing operations	2,529	1,969	2,057
Income tax expense from discontinued operations	$ 0	$ 0	$ (36)